REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of
Trustees of E-Valuator Funds Trust

In planning and performing our audit of
the financial statements of The E-
Valuator Very Conservative (0%-15%)
RMS Fund, The E-Valuator
Conservative (15%-30%) RMS Fund,
The E-Valuator
Conservative/Moderate (30%-50%)
RMS Fund, The E-Valuator Moderate
(50%-70%) RMS Fund, The E-Valuator
Growth (70%-85%) RMS Fund, and The
E-Valuator Aggressive Growth (85%-
99%) RMS Fund (the "Funds"), each a
series of E-Valuator Funds Trust, as of
and for the year ended September 30,
2025, in accordance with the standards
of the Public Company Accounting
Oversight Board (United States)
(PCAOB), we considered the Funds'
internal control over financial
reporting, including controls over
safeguarding securities, as a basis for
designing our auditing procedures for
the purpose of expressing our opinion
on the financial statements and to
comply with the requirements of Form
N-CEN, but not for the purpose of
expressing an opinion on the
effectiveness of the Funds' internal
control over financial reporting.
Accordingly, we express no such
opinion.

The management of the Funds is
responsible for establishing and
maintaining effective internal control
over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles (GAAP).
A fund's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund;
(2) provide reasonable assurance that
transactions are recorded as necessary
to permit preparation of financial
statements in accordance with GAAP,
and that receipts and expenditures of
the fund are being made only in
accordance with authorizations of
management and trustees of the fund;
and (3) provide reasonable assurance
regarding prevention or timely
detection of unauthorized acquisition,
use or disposition of a fund's assets
that could have a material effect on the financial statements.

Because of its inherent limitations,
internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over
financial reporting exists when the
design or operation of a control does
not allow management or employees,
in the normal course of performing
their assigned functions, to prevent or
detect misstatements on a timely basis.
A material weakness is a deficiency, or
combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds' annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds'
internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds' internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of September 30, 2025.

This report is intended solely for the
information and use of management
and the Board of Trustees of the Funds
and the Securities and Exchange
Commission and is not intended to be
and should not be used by anyone
other than these specified parties.

/s/ COHEN & COMPANY, LTD.
COHEN & COMPANY, LTD.
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